May 7, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

         RE:      Gabelli Capital Series Funds, Inc. (the "Fund")
                  FILE NOS. 33-61254/811-7644

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 8 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2001 (Accession # 0000935069-01-500065).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0535.


                                                       Very truly yours,

                                                       /S/ ARLENE WALLACE
                                                       Arlene Wallace
                                                       Senior Specialist -
                                                       Regulatory Administration





cc:      B. Alpert
         J. McKee
         D. Schloendorn, Esq.
         T. Hamlin
         L. Dowd